Statements of Preferred Shares and Shareholders' Deficit - USD ($) $ in Thousands		Preferred Shares [Member]		Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2018			[1]		[2]	$ 2,712	$ (29,239)	$ (26,527)
Beginning balance, shares at Dec. 31, 2018			[1]	100,000
Issuance of Ordinary shares and preferred shares	[3]	$ 12,820	[1]		[2]	13,341		13,341
Issuance of Ordinary shares and preferred shares, shares	[3]	500,000	[1]	900,000
Capital reserve related to loan from shareholders			[1]			255		255
Share-based compensation expense			[1]			18		18
Loss			[1]				(5,046)	5,046
Ending balance at Dec. 31, 2019		$ 12,820	[1]		[2]	16,326	(34,285)	(17,959)
Ending balance, shares at Dec. 31, 2019		500,000	[1]	1,000,000
Issuance of series B preferred shares, net of issuance costs of $80		$ 5,920	[1]
Issuance of series B preferred shares, net of issuance costs of $80, shares		130,180	[1]
Conversion of shareholders' loan into preferred shares		$ 6,257	[1]
Conversion of shareholders' loan into preferred shares, shares		1,000	[1]
Conversion of convertible loan into preferred shares		$ 4,706	[1]
Conversion of convertible loan into preferred shares, shares	[1]	102,093
Capital reserve related to loan from shareholders			[1]			67		67
Share-based compensation expense			[1]			12		12
Loss			[1]				(3,006)	3,006
Ending balance at Jun. 30, 2020		$ 29,703	[1]		[2]	16,405	(37,291)	(20,886)
Ending balance, shares at Jun. 30, 2020		733,273	[1]	1,000,000
Beginning balance at Dec. 31, 2019		$ 12,820	[1]		[2]	16,326	(34,285)	(17,959)
Beginning balance, shares at Dec. 31, 2019		500,000	[1]	1,000,000
Issuance of series B preferred shares, net of issuance costs of $80		$ 5,920	[1]
Issuance of series B preferred shares, net of issuance costs of $80, shares	[1]	130,180
Conversion of shareholders' loan into preferred shares	[4]	$ 6,257	[1]
Conversion of shareholders' loan into preferred shares, shares	[1],[4]	1,000
Conversion of convertible loan into preferred shares	[4]	$ 4,706	[1]
Conversion of convertible loan into preferred shares, shares	[1],[4]	102,023
Capital reserve related to loan from shareholders			[1]			67		67
Share-based compensation expense			[1]			20		20
Loss			[1]				(5,067)	5,067
Ending balance at Dec. 31, 2020		$ 29,703	[1]		[2]	16,413	(39,352)	(22,939)
Ending balance, shares at Dec. 31, 2020		733,273	[1]	1,000,000
Beginning balance at Mar. 31, 2020		$ 12,820	[1]		[2]	16,399	(35,993)	(19,594)
Beginning balance, shares at Mar. 31, 2020		500,000	[1]	1,000,000
Issuance of series B preferred shares, net of issuance costs of $80		$ 5,920	[1]
Issuance of series B preferred shares, net of issuance costs of $80, shares		130,180	[1]
Conversion of shareholders' loan into preferred shares		$ 6,257	[1]
Conversion of shareholders' loan into preferred shares, shares		1,000	[1]
Conversion of convertible loan into preferred shares		$ 4,706	[1]
Conversion of convertible loan into preferred shares, shares	[1]	102,093
Share-based compensation expense			[1]			6
Loss			[1]				(1,298)	1,298
Ending balance at Jun. 30, 2020		$ 29,703	[1]		[2]	16,405	(37,291)	(20,886)
Ending balance, shares at Jun. 30, 2020		733,273	[1]	1,000,000
Beginning balance at Dec. 31, 2020		$ 29,703	[1]		[2]	16,413	(39,352)	(22,939)
Beginning balance, shares at Dec. 31, 2020		733,273	[1]	1,000,000
Share-based compensation expense			[1]			1,628		1,628
Loss			[1]				(2,714)	2,714
Ending balance at Jun. 30, 2021		$ 29,703	[1]		[2]	18,041	(42,066)	(24,025)
Ending balance, shares at Jun. 30, 2021		733,273	[1]	1,000,000
Beginning balance at Mar. 31, 2021		$ 29,703	[1]		[2]	17,931	(40,939)	(23,008)
Beginning balance, shares at Mar. 31, 2021		733,273	[1]	1,000,000
Share-based compensation expense			[1]			110		110
Loss			[1]				(1,127)	1,127
Ending balance at Jun. 30, 2021		$ 29,703	[1]		[2]	$ 18,041	$ (42,066)	$ (24,025)
Ending balance, shares at Jun. 30, 2021		733,273	[1]	1,000,000

[1]	Includes Preferred A, A-1, B, and B-1 shares.
[2]	Amount less than $1.
[3]	See Note 11d.
[4]	See Note 11b.